STOCKBASED COMPENSATION (Details) - Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants, Outstanding at the begining	3,333	3,333
Outstanding, ending period	3,333	3,333
Warrants, Vested	2,667
Weighted Average Exercise Price, Outstanding beginning	$ 26.25	$ 26.25
Weighted Average Exercise Price, Outstanding ending	26.25	$ 26.25
Weighted Average Exercise Price, Vested	$ 26.25
Weighted Average Life Remaining, Outstanding beginning		7 years 7 months 24 days
Weighted Average Life Remaining, Outstanding ending	5 years 7 months 21 days	6 years 7 months 24 days
Weighted Average Life Remaining, Vested	5 years 7 months 21 days